Schedule of trade and other receivables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
- Non-related parties	$ 810,954	$ 683,939
Trade receivables	810,954	683,939
- Advance payment to suppliers	135,514	119,745
- Deposits	170,743	108,550
- Prepayments	1,007	128,308
Non-trade receivables	307,264	356,603
Trade and other receivables	$ 1,118,218	$ 1,040,542